--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                  JUNE 30, 2002
--------------------------------------------------------------------------------


                                   VALUE LINE

                                INCOME AND GROWTH

                                   FUND, INC.



                                     [LOGO]
                                   VALUE LINE
                              NO-LOAD MUTUAL FUNDS



INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891
DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891
CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110
SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o NFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729
INDEPENDENT            PricewaterhouseCoopers LLP
ACCOUNTANTS            1177 Avenue of the Americas
                       New York, NY 10036
LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830
DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr
OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Bradley T. Brooks
                       VICE PRESIDENT
                       Stephen E. Grant
                       VICE PRESIDENT
                       Philip J. Orlando
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT AND
                       SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.

THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                         #522859

VALUE LINE INCOME AND GROWTH FUND, INC.
                                                        TO OUR VALUE LINE INCOME
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

For the six-month period ended June 30, 2002, the Value Line Income and Growth Fund had a total return of -5.98%. This compared with a total return of -13.16% for the Standard & Poor's 500(1), an unmanaged stock index, and a total return of 3.26% for the unmanaged Lehman Government/Credit Bond Index(2).

Given the difficult equity market environment, we have reduced the Fund's equity exposure from 65% to 62% over the past quarter. Due to the various accounting scandals, international tensions, and the possibility of additional terrorist activity, we continue to manage the Fund in a conservative fashion. At present, we are working on increasing the Fund's dividend, which should help to moderate losses while still allowing for growth. The Fund currently yields roughly 2.5%, but once the investing environment improves, most likely at some point in the second half of this year, we will invest a significant portion of the Fund's cash position (roughly 19% of current assets), which should bring the yield closer to 3.0%. We believe that in the current investment setting, a well-diversified and balanced approach will produce the best results on a risk/reward basis.

At present, no one industry accounts for more than 10% of the Fund's industry weightings. The drug and medical service and supply sectors account for 10.6% of holdings, banks and thrifts represent 6.2% of holdings and retailers account for 4.8% of the portfolio. Due to recent changes in the business environment we are currently lowering our holdings in the banks and thrifts sector.


Generating income, as high and dependable as is consistent with reasonable risk continues to be Fund's primary objective. Capital growth to increase total return is a secondary objective. Thank you for investing with us.


                                Sincerely,


                                /s/ Jean Bernhard Buttner


                                Jean Bernhard Buttner
                                CHAIRMAN AND PRESIDENT


August 5, 2002


--------------------------------------------------------------------------------
(1) THE STANDARD & POOR'S 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES. IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.

(2) THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX CONSISTS OF GOVERNMENT, INVESTMENT-GRADE AND MORTGAGE-BACKED BONDS AND IS REPRESENTATIVE OF THE BROAD BOND MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.


--------------------------------------------------------------------------------
2

                                         VALUE LINE INCOME AND GROWTH FUND, INC.
AND GROWTH FUND SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economic recovery, which accelerated markedly earlier this year, has now moved back onto a slower, but, we believe, ultimately sustainable upward path. Our cautious optimism on the business outlook reflects the ongoing strength in such key sectors as housing and retailing, and the gradual emergence of the industrial sector from its deep slump. Also contributing to the likely sustained business expansion are continued low interest rates. The Federal Reserve, which put into effect a succession of interest rate cuts last year, now appears in no hurry to lift borrowing costs, even though economic activity is firming up. Overall, we expect the economy to expand by some 3% in the second half of this year and to then proceed at a similar pace in 2003. Our expectations assume that oil supplies will remain high enough, notwithstanding the continuing turmoil in the Middle East, and that equity prices will stabilize sufficiently so that consumers do not rein in their spending to any significant degree.

Inflation, meantime, remains muted, thanks, in part, to continued stable labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution, though, that as the economy moves further along the recovery road over the next year or two, some modest increases in pricing pressures may evolve. Absent a more vigorous business recovery than we now expect, or a prolonged rise in oil prices, inflation should remain on the modest side through 2003, and perhaps beyond.

Finally, the Federal Reserve, which, as noted, had been aggressive in reducing interest rates in order to promote stronger economic activity, has completed its extended rate reduction cycle. We believe the Fed will now keep interest rates at current levels until well into 2003.



Performance Data:**

                                    AVERAGE ANNUAL     GROWTH OF AN ASSUMED
                                     TOTAL RETURN      INVESTMENT OF $10,000
                                   ----------------   ----------------------
 1 year ended 6/30/02 ..........         -8.70%               $ 9,130
 5 years ended 6/30/02 .........         +8.61%               $15,111
10 years ended 6/30/02 .........        +10.47%               $27,066

--------------------------------------------------------------------------------
** THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE
   OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST.


--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

PORTFOLIO HIGHLIGHTS AT JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                 PRINCIPAL AMOUNT         VALUE         PERCENTAGE
ISSUE                                                OR SHARES       (IN THOUSANDS)    OF NET ASSETS
----------------------------------------------------------------------------------------------------
Federal Home Loan Bank Bonds,
 4.875%, 4/16/04 ..............................     $5,000,000           $5,169             2.8%
Federal Home Loan Mortgage Corp. Debentures,
 5.500%, 7/15/06 ..............................     $4,000,000            4,196             2.3
Federal National Mortgage Association
 6.625%, 9/15/09 ..............................     $2,000,000            2,191             1.2
American International Group, Inc. ............         32,000            2,183             1.2
U.S. Treasury Notes, 4.750%, 11/15/08 .........     $1,500,000            1,527             0.8
Tenet Healthcare Corp. ........................         20,000            1,431             0.8
ChevronTexaco Corp. ...........................         15,000            1,328             0.7
Quest Diagnostics, Inc. .......................         15,000            1,291             0.7
Mattel, Inc. ..................................         57,000            1,202             0.6
Costco Wholesale Corp. ........................         30,000            1,159             0.6


Five Largest Industry Categories

                                                                         VALUE          PERCENTAGE
INDUSTRY                                                            (IN THOUSANDS)     OF NET ASSETS
----------------------------------------------------------------------------------------------------
Medical Services ..................................................     $7,876              4.2%
Retail Store ......................................................      7,789              4.2
Financial Services - Diversified ..................................      7,531              4.1
Medical Supplies ..................................................      6,856              3.7
Bank ..............................................................      6,786              3.7

Five Largest Net Security Purchases*

                                                                                           COST
ISSUE                                                                                 (IN THOUSANDS)
----------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co.
 (The) 8.125%, Notes, 3/15/03 ......................................................     $1,114
Pharmacia Corp. ....................................................................      1,059
York International Corp. ...........................................................      1,015
Wells Fargo & Co. ..................................................................      1,007
GATX Capital Corp.
 8.25%, Senior Notes, 9/1/03 .......................................................      1,006


Five Largest Net Security Sales*

                                                                                         PROCEEDS
ISSUE                                                                                 (IN THOUSANDS)
----------------------------------------------------------------------------------------------------
Omnicom Group, Inc. ................................................................     $5,926
Wal-Mart Stores, Inc. ..............................................................      5,651
General Electric Co. ...............................................................      5,546
Federal Home Mortgage Corp. Debentures,
 5.500%, 7/15/06 ...................................................................      4,148
Citigroup, Inc. ....................................................................      3,930


* FOR THE SIX MONTH PERIOD ENDED 6/30/02
--------------------------------------------------------------------------------
4

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 2002
--------------------------------------------------------------------------------

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
COMMON STOCKS (62.1%)
             ADVERTISING (0.2%)
10,000       Omnicom Group, Inc. ................................     $  458

             AEROSPACE/DEFENSE (0.8%)
10,000       Boeing Co. .........................................        450
10,000       General Dynamics Corp. .............................      1,064
                                                                      ------
                                                                       1,514
             AIR TRANSPORT (0.5%)
10,000       FedEx Corp.* .......................................        534
30,000       Southwest Airlines Co. .............................        485
                                                                      ------
                                                                       1,019
             APPAREL (0.2%)
10,000       Liz Claiborne, Inc. ................................        318

             AUTO PARTS (0.6%)
16,000       Genuine Parts Co. ..................................        558
20,000       INTERMET Corp. .....................................        215
 5,000       Magna International Inc. Class "A" .................        344
                                                                      ------
                                                                       1,117
             BANK (3.7%)
21,000       BB&T Corp. .........................................        811
12,000       Compass Bancshares, Inc. ...........................        403
14,000       Fulton Financial Corp. .............................        265
10,000       M & T Bank Corp. ...................................        858
12,000       National Commerce
               Financial Corp. ..................................        316
22,000       Regions Financial Corp. ............................        773
34,000       SouthTrust Corp. ...................................        888
28,000       Synovus Financial Corp. ............................        771
 3,000       TriCo Bancshares ...................................         79
22,000       Wells Fargo & Co. ..................................      1,101
10,000       Zions Bancorporation ...............................        521
                                                                      ------
                                                                       6,786

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
             BANK -- MIDWEST (1.2%)
16,000       Fifth Third Bancorp ................................     $1,067
20,000       First Tennessee National Corp. .....................        766
18,000       U.S. Bancorp. ......................................        420
                                                                      ------
                                                                       2,253
             BEVERAGE --
               ALCOHOLIC (0.1%)
 5,000       Anheuser-Busch Companies, Inc. .....................        250

             BEVERAGE --
               SOFT DRINK (1.0%)
30,000       Pepsi Bottling Group, Inc. (The) ...................        924
18,000       PepsiCo, Inc. ......................................        868
                                                                      ------
                                                                       1,792
             BIOTECHNOLOGY (0.4%)
10,000       Amgen Inc.* ........................................        419
10,000       Genentech, Inc.* ...................................        335
                                                                      ------
                                                                         754
             BUILDING MATERIALS (0.3%)
20,000       Masco Corp. ........................................        542
 5,000       Universal Forest Products, Inc. ....................        117
                                                                      ------
                                                                         659
             CABLE TV (0.5%)
15,000       Cablevision Systems Corp. -
               New York Group Class "A"* ........................        142
30,000       Comcast Corp. Class "A" Special* ...................        715
                                                                      ------
                                                                         857
             CANADIAN ENERGY (0.6%)
15,000       Canadian Natural Resources
               Limited . ........................................        514
20,000       EnCana Corp. .......................................        612
                                                                      ------
                                                                       1,126


--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
             CEMENT &
               AGGREGATES (0.3%)
20,647       Cemex S.A. de C.V. (ADR) ...........................     $  544

             CHEMICAL -- BASIC (0.6%)
10,000       Dow Chemical Co. (The) .............................        344
17,000       Du Pont (E.I.) De Nemours & Co.,
               Inc. .............................................        755
                                                                      ------
                                                                       1,099
             CHEMICAL --
               DIVERSIFIED (0.4%)
 6,000       3M Company .........................................        738

             CHEMICAL --
               SPECIALTY (0.6%)
30,000       Hercules Inc.* .....................................        348
13,000       Praxair , Inc. .....................................        741
                                                                      -------
                                                                       1,089
             COMPUTER &
               PERIPHERALS (0.3%)
20,000       Mercury Computer Systems, Inc.* ....................        433
20,000       Sun Microsystems, Inc.* ............................        100
                                                                      ------
                                                                         533
             COMPUTER SOFTWARE &
               SERVICES (1.3%)
10,000       ATI Technologies, Inc.* ............................         69
10,000       Borland Software Corp.* ............................        103
20,000       Comverse Technology, Inc.* .........................        185
10,000       First Data Corp. ...................................        372
16,000       Fiserv, Inc.* ......................................        587
 5,000       Microsoft Corp.* ...................................        274
20,000       Novell, Inc.* ......................................         64
10,000       Oracle Corp.* ......................................         95
20,000       SunGard Data Systems Inc.* .........................        530
20,000       Sybase, Inc.* ......................................        211
                                                                      -------
                                                                       2,490

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
             DIVERSIFIED
               COMPANIES (2.2%)
 3,000       Alleghany Corp.* ...................................     $  573
30,000       Bradley Pharmaceuticals, Inc.* .....................        399
15,000       Cadiz, Inc.* .......................................        127
 6,000       Danaher Corp. ......................................        398
18,000       Hillenbrand Industries, Inc. .......................      1,011
 5,000       Honeywell International, Inc. ......................        176
10,000       ITT Industries, Inc. ...............................        706
10,000       Service Corp. International* .......................         48
13,000       Textron, Inc. ......................................        610
                                                                      ------
                                                                       4,048
             DRUG (2.7%)
15,000       Barr Laboratories, Inc.* ...........................        953
 5,000       Forest Laboratories, Inc.* .........................        354
12,000       King Pharmaceuticals, Inc.* ........................        267
20,000       Pfizer, Inc. .......................................        700
10,000       Pharmaceutical Product
               Development, Inc.* ...............................        263
15,000       Pharmaceutical Resources, Inc.* ....................        417
25,000       Pharmacia Corp. ....................................        936
10,000       Teva Pharmaceutical
               Industries Ltd. (ADR) ............................        668
15,000       Watson Pharmaceuticals, Inc.* ......................        379
                                                                      ------
                                                                       4,937
             E-COMMERCE (0.0%)
15,000       Entrust, Inc.* .....................................         41
15,000       i2 Technologies, Inc.* .............................         22
                                                                      ------
                                                                          63
             EDUCATIONAL
               SERVICES (0.2%)
20,000       DeVry Inc* .........................................        457

             ELECTRICAL
               EQUIPMENT (0.3%)
10,000       General Electric Co. ...............................        290
15,000       Rockwell Automation Inc. ...........................        300
10,000       Wesco International, Inc.* .........................         63
                                                                      ------
                                                                         653


--------------------------------------------------------------------------------
6

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
             ELECTRIC UTILITY --
               CENTRAL (0.5%)
20,000       Alliant Energy Corp. ...............................     $  514
10,000       Cinergy Corp. ......................................        360
                                                                      ------
                                                                         874
             ELECTRIC UTILITY --
               EAST (0.8%)
35,000       Potomac Electric Power Co. .........................        752
32,000       TECO Energy, Inc. ..................................        792
                                                                      ------
                                                                       1,544
             ELECTRONICS (0.1%)
 9,000       Flextronics International Ltd.* ....................         64
20,000       Symbol Technologies, Inc. ..........................        170
                                                                      -------
                                                                         234
             ENTERTAINMENT (0.4%)
15,000       AOL Time Warner, Inc.* .............................        221
45,000       Liberty Media Corp. Series "A"* ....................        450
                                                                      ------
                                                                         671
             ENTERTAINMENT
               TECHNOLOGY (0.3%)
 8,000       Electronic Arts Inc.* ..............................        528

             FINANCIAL SERVICES --
               DIVERSIFIED (4.1%)
32,000       American International
               Group, Inc. ......................................      2,183
15,000       Block (H. & R.), Inc. ..............................        692
 3,000       Capital One Financial Corp. ........................        183
45,000       Cendant Corp.* .....................................        715
25,000       Citigroup, Inc. ....................................        969
18,000       Concord EFS, Inc.* .................................        543
10,000       Federal National
               Mortgage Association .............................        737
 7,000       Household International, Inc. ......................        348
 7,000       Marsh & McLennan
               Companies, Inc. ..................................        676
 5,000       SLM Corp. ..........................................        485
                                                                      ------
                                                                       7,531

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
             FOOD PROCESSING (1.3%)
10,000       ConAgra Foods, Inc. ................................     $  276
20,000       Del Monte Foods Co.* ...............................        236
20,000       Dole Food Co., Inc. ................................        577
26,300       Fresh Del Monte Produce, Inc. ......................        658
 9,000       Hershey Foods Corp. ................................        563
   240       Smucker (J.M.) Co. .................................          8
                                                                      ------
                                                                       2,318
             FOOD WHOLESALERS (0.3%)
10,000       Supervalu, Inc. ....................................        245
10,000       SYSCO Corp. ........................................        272
                                                                      ------
                                                                         517
             FOREIGN
               TELECOMMUNICATIONS (0.9%)
25,000       China Mobile (Hong Kong) Ltd.
               (ADR)* ...........................................        365
15,000       Nokia Corp.(ADR) ...................................        217
20,000       TDC A/S (ADR) ......................................        284
25,000       Telefonos de Mexico S.A. de C.V.
               (ADR) ............................................        802
                                                                      ------
                                                                       1,668
             FURNITURE/HOME
               FURNISHINGS (0.3%)
15,000       Ethan Allen Interiors, Inc. ........................        523

             GROCERY (0.4%)
 5,000       Kroger Co.* ........................................         99
20,000       Safeway Inc.* ......................................        584
                                                                      ------
                                                                         683
             HOME APPLIANCE (0.4%)
15,000       Black & Decker Corp. ...............................        723

             HOMEBUILDING (0.5%)
 5,000       Beazer Homes USA, Inc.* ............................        400
 5,000       Centex Corp. .......................................        289
 7,500       D.R. Horton, Inc. ..................................        195
                                                                      ------
                                                                         884


--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
             HOTEL/GAMING (0.2%)
18,000       Aztar Corp.* .......................................     $  374

             HOUSEHOLD PRODUCTS (0.6%)
10,000       Clorox Co ..........................................        414
 8,000       Procter & Gamble Co. (The) .........................        714
                                                                      ------
                                                                       1,128
             INSURANCE -- LIFE (0.7%)
27,000       Manulife Financial Corp. ...........................        772
 6,000       Protective Life Corp. ..............................        198
10,000       Prudential Financial, Inc. .........................        334
                                                                      ------
                                                                       1,304
             INSURANCE -- PROPERTY &
               CASUALTY (1.7%)
17,500       ACE Ltd. ...........................................        553
10,000       Chubb Corp. ........................................        708
18,000       Progressive Corp. ..................................      1,041
10,000       XL Capital Ltd. Class "A" ..........................        847
                                                                      ------
                                                                       3,149
             MACHINERY (1.8%)
 8,000       Ingersoll-Rand Co. .................................        365
15,000       JLG Industries, Inc. ...............................        210
15,000       Roper Industries, Inc. .............................        560
22,000       Snap-On Inc. .......................................        653
12,000       Stanley Works (The) ................................        492
29,000       York International Corp. ...........................        980
                                                                      ------
                                                                       3,260

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
             MEDICAL SERVICES (4.0%)
22,000       HCA, Inc. ..........................................     $1,045
20,000       Humana, Inc.* ......................................        313
12,000       Laboratory Corp. of
               America Holdings* ................................        548
25,000       Orthodontic Centers of
               America, Inc.* ...................................        576
20,000       PacifiCare Health Systems, Inc.* ...................        544
15,000       Quest Diagnostics, Inc.* ...........................      1,291
20,000       Tenet Healthcare Corp.* ............................      1,431
 8,000       UnitedHealth Group, Inc. ...........................        732
12,000       Wellpoint Health Networks, Inc.* ...................        934
                                                                      ------
                                                                       7,414
             MEDICAL SUPPLIES (3.7%)
 7,500       Abbott Laboratories ................................        282
 5,000       AmerisourceBergen Corp. ............................        380
15,000       Baxter International, Inc. .........................        667
30,000       Biomet, Inc. .......................................        814
10,000       CardinalHealth, Inc. ...............................        614
15,000       Fisher Scientific
               International, Inc.* .............................        420
20,000       Johnson & Johnson ..................................      1,045
20,000       Medtronic, Inc. ....................................        857
10,900       Ocular Sciences, Inc.* .............................        289
10,000       St. Jude Medical Inc.* .............................        739
14,000       Stryker Corp. ......................................        749
                                                                      ------
                                                                       6,856


--------------------------------------------------------------------------------
8

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
             METALS & MINING --
               DIVERSIFIED (0.1%)
25,000       BHP Billiton Ltd. (ADR) ............................     $  295

             NATURAL GAS --
               DISTRIBUTION (0.2%)
21,400       Ferrellgas Partners, L.P ...........................        424

             NATURAL GAS --
               DIVERSIFIED (0.6%)
20,000       El Paso Corp. ......................................        412
15,000       Western Gas Resources, Inc. ........................        561
25,000       Williams Companies, Inc. (The) .....................        150
                                                                      ------
                                                                       1,123
             NEWSPAPER (0.1%)
 3,000       Scripps (E.W.) Co. Class "A"* ......................        231

             OFFICE EQUIPMENT &
               SUPPLIES (0.8%)
20,000       IKON Office Solutions, Inc. ........................        188
20,000       Office Depot, Inc.* ................................        336
25,000       United Stationers, Inc.* ...........................        760
20,000       Xerox Corp.* .......................................        139
                                                                      ------
                                                                       1,423
             OILFIELD SERVICES/
               EQUIPMENT (0.0%)
25,000       Petroleum Geo-Services ASA
               (ADR)* ...........................................         90

             PAPER & FOREST
               PRODUCTS (0.1%)
15,000       Louisiana-Pacific Corp.* ...........................        159

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
             PETROLEUM --
               INTEGRATED (2.6%)
15,000       ChevronTexaco Corp. ................................     $1,328
10,000       Enbridge Energy Partners, L.P.
               Class "A" ........................................        448
25,000       Exxon Mobil Corp. ..................................      1,023
20,000       Royal Dutch Petroleum Co. ..........................      1,105
30,000       Tesoro Petroleum Corp.* ............................        233
20,000       Valero Energy Corp. ................................        748
                                                                      ------
                                                                       4,885
             PETROLEUM --
               PRODUCING (0.2%)
15,000       Methanex Corp. .....................................        124
10,000       Suncor Energy, Inc. ................................        178
                                                                      ------
                                                                         302
             PHARMACY SERVICES (0.2%)
10,000       Syncor International Corp.* ........................        315

             PRECIOUS METALS (0.3%)
15,000       Gold Fields Ltd. (ADR) .............................        168
15,000       Newmont Mining Corp. ...............................        395
                                                                      ------
                                                                         563
             PRECISION
               INSTRUMENT (0.3%)
15,000       Agilent Technologies, Inc.* ........................        355
12,000       PerkinElmer, Inc. ..................................        132
                                                                      ------
                                                                         487
             PUBLISHING (0.0%)
10,000       JAG Media Holdings, Inc.
               Class "A"* .......................................          3

             RAILROAD (1.3%)
21,000       CP Holders, Inc. ...................................        947
35,000       Canadian Pacific Railway Ltd. ......................        858
28,000       Norfolk Southern Corp. .............................        655
                                                                      ------
                                                                       2,460


--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
             R.E.I.T. (0.3%)
30,000       Nationwide Health
               Properties, Inc. .................................     $  562

             RECREATION (0.9%)
 5,000       Harley-Davidson, Inc. ..............................        256
15,000       JAKKS Pacific, Inc.* ...............................        266
57,000       Mattel, Inc. .......................................      1,202
                                                                      ------
                                                                       1,724
             RESTAURANT (0.8%)
20,000       Lone Star Steakhouse &
               Saloon, Inc. .....................................        472
10,000       Morton's Restaurant Group, Inc.* ...................        151
10,000       Starbucks Corp.* ...................................        248
24,000       Yum! Brands, Inc.* .................................        702
                                                                      ------
                                                                       1,573
             RETAIL BUILDING
               SUPPLY (1.0%)
20,000       Home Depot, Inc. (The) .............................        735
25,000       Lowe's Companies, Inc. .............................      1,135
                                                                      ------
                                                                       1,870
             RETAIL -- SPECIAL
               LINES (2.4%)
 7,500       Abercrombie & Fitch Co.
               Class "A"* .......................................        181
10,000       American Eagle Outfitters, Inc.* ...................        211
10,000       AutoZone, Inc.* ....................................        773
30,000       Bed Bath & Beyond Inc.* ............................      1,132
13,500       Best Buy Co., Inc.* ................................        490
20,000       Borders Group, Inc.* ...............................        368
24,000       TJX Companies, Inc. (The) ..........................        471
12,000       Toys 'R' Us, Inc.* .................................        210
18,000       Zale Corp.* ........................................        652
                                                                      ------
                                                                       4,488

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
             RETAIL STORE (2.4%)
30,000       Costco Wholesale Corp.* ............................     $1,159
20,000       May Department Stores Co. ..........................        659
20,000       Penney (J.C.) Co., Inc. ............................        440
10,000       Sears, Roebuck & Co. ...............................        543
20,000       ShopKo Stores, Inc.* ...............................        404
15,000       Target Corp. .......................................        571
12,000       Wal-Mart Stores, Inc. ..............................        660
                                                                      ------
                                                                       4,436
             SECURITIES
               BROKERAGE (0.4%)
 8,000       Lehman Brothers Holdings, Inc. .....................        500
 4,000       Merrill Lynch & Co., Inc. ..........................        162
                                                                      ------
                                                                         662
             SEMICONDUCTOR (0.3%)
 8,000       Advanced Micro Devices, Inc.* ......................         78
12,000       Microchip Technology Inc.* .........................        329
10,000       NVIDIA Corp.* ......................................        172
                                                                      ------
                                                                         579
             SHOE (0.9%)
20,000       Madden (Steven), Ltd.* .............................        397
 9,000       Nike, Inc. Class "B" ...............................        483
20,000       Timberland Co. Class "A"* ..........................        716
                                                                      ------
                                                                       1,596
             STEEL -- GENERAL (0.5%)
20,000       Quanex Corp. .......................................        874

             STEEL -- INTEGRATED (0.2%)
20,000       United States Steel Corp. ..........................        398

             TELECOMMUNICATION
               EQUIPMENT (0.2%)
12,000       Harmonic, Inc.* ....................................         44
10,000       Scientific-Atlantic, Inc. ..........................        164
 5,000       UTStarcom, Inc.* ...................................        101
                                                                      ------
                                                                         309


--------------------------------------------------------------------------------
10

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
             TELECOMMUNICATION
               SERVICES (0.2%)
 5,000       AT&T Corp. .........................................   $     53
10,000       SBC Communications, Inc. ...........................        305
25,000       Western Wireless Corp. Class "A"* ..................         81
                                                                    --------
                                                                         439
             THRIFT (1.3%)
12,000       BSB Bancorp, Inc. ..................................        320
20,000       BankNorth Group, Inc. ..............................        520
21,000       Charter One Financial, Inc. ........................        722
22,000       Golden State Bancorp, Inc. .........................        798
                                                                    --------
                                                                       2,360
             TIRE & RUBBER (0.3%)
20,000       Cooper Tire & Rubber Co. ...........................        411
 8,794       TBC Corp.* .........................................        140
                                                                    --------
                                                                         551
             TOBACCO (0.5%)
20,000       Philip Morris Companies, Inc. ......................        874

             TOILETRIES/
               COSMETICS (0.4%)
20,000       Gillette Co. .......................................        677

             TRUCKING/TRANSPORTATION
               LEASING (0.3%)
20,000       Ryder System, Inc. .................................        542
                                                                    --------
             TOTAL COMMON STOCKS
               (COST $109,415,000) ..............................    115,011
                                                                    --------

                                                                       VALUE
SHARES                                                            (IN THOUSANDS)
--------------------------------------------------------------------------------
PREFERRED STOCKS (0.4%)
             CABLE TV (0.2%)
 7,000       Adelphia Communications Corp.
               13% , Series "B" Pfd. ............................    $    28
20,000       Equity Securities Trust 1 6 1/2%
               Exchangeable Pfd. (exchangeable
               into Cablevision Systems Corp. -
               New York Group Class "A"
               common) ..........................................        294
                                                                     -------
                                                                         322
             COMPUTER SOFTWARE &
               SERVICES (0.1%)
 7,800       Electronic Data Systems Corp.
               7 5/8%, Conv. Pfd. ...............................        290

             TELECOMMUNICATION
               SERVICES (0.1%)
10,000       Sprint Corporation 7 1/8%,
               Unit (consisting of 1 contract
               to purchase Sprint Corporation
               PCS Group common, series 1 and
               $25,000 par amount of senior
               notes issued by Sprint Capital
               Corporation) .....................................         82
                                                                     -------
             TOTAL PREFERRED STOCKS
               (COST $1,688,000) ................................        694
                                                                     -------


--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                             VALUE
(IN THOUSANDS)                                                    (IN THOUSANDS)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (11.2%)
            BIOTECHNOLOGY (0.4%)
$1,000      Human Genome Sciences, Inc.
              3.75%, Sub. Conv. Notes,
              3/15/07 ...........................................    $   671
            CABLE TV (0.5%)
   500      Adelphia Communications Corp.
              10.25%, Senior Notes, 11/1/06 .....................        198
 1,000      Charter Communications Holdings,
              LLC, 9.625%, Senior Notes,
              11/15/09 ..........................................        665
                                                                     -------
                                                                         863
            DIVERSIFIED
              COMPANIES (1.1%)
 1,000      GATX Capital Corp. 8.25%, Senior
              Notes, 9/1/03 .....................................      1,012
 1,000      Service Corp. International, 6.75%,
              Sub. Conv. Notes, 6/22/08 .........................        985
                                                                     -------
                                                                       1,997
            DRUG (0.3%)
 1,000      Inhale Therapeutic Systems, Inc.
              3.50% Sub. Conv. Notes,
              10/17/07 ..........................................        520

            E-COMMERCE (0.4%)
 1,000      i2 Technologies, Inc. 5.25%, Sub.
              Conv. Notes, 12/15/06 .............................        709

            ELECTRIC UTILITY --
              CENTRAL (0.5%)
 1,000      UtilitCorp United Inc. 7%, Senior
              Notes, 7/15/04 ....................................        939

            ENTERTAINMENT (0.2%)
   700      XM Satellite Radio Holdings Inc.
              14% , Senior Secured Notes,
              3/15/10. ..........................................        329

  PRINCIPAL
    AMOUNT                                                             VALUE
(IN THOUSANDS)                                                    (IN THOUSANDS)
--------------------------------------------------------------------------------
            HOTEL/GAMING (0.5%)
$1,000      Park Place Entertainment Corp.
              7.875%, Senior Sub. Notes,
              12/15/05 ..........................................     $1,002

            INTERNET (0.4%)
 2,000      Akamai Technologies, Inc. 5.50%,
              Sub. Conv. Notes, 7/1/07 ..........................        787

            MACHINERY (0.2%)
   500      Case Corp. 7.250%, Notes, 8/1/05 ....................        466

            MEDICAL SERVICES (0.2%)
   500      ResCare, Inc. 10.625%, Senior
              Notes, 11/15/08 ...................................        462

            METAL FABRICATING (0.1%)
   250      Kennametal Inc. 7.20%, Senior
              Notes, 6/15/12 ....................................        250

            PAPER & FOREST PRODUCTS
              (1.0%)
 1,000      Fort James Corp. 6.70%, Notes,
              11/15/03 ..........................................        986
   800      Georgia-Pacific Corp. 9.50%,
              Debentures, 12/1/11 ...............................        814
                                                                      ------
                                                                       1,800
            POWER INDUSTRY (0.3%)
 1,000      AES Corp. (The) 9.375%, Senior
              Notes, 9/15/10 ....................................        650

            RETAIL -- SPECIAL
              LINES (0.3%)
   500      Herbalife International, Inc.
              11.750%, Senior Sub. Notes,
              7/15/10 (1) .......................................        500


--------------------------------------------------------------------------------
12

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                             VALUE
(IN THOUSANDS)                                                    (IN THOUSANDS)
--------------------------------------------------------------------------------
           RETAIL STORE (1.8%)
$  500     Dillard's Inc. 6.430%,
             Notes, 8/1/04 ......................................     $  491
 1,000     Dollar General Corp. 8.625%,
             Senior Notes, 6/15/10 ..............................      1,017
 1,000     Penney (J.C.) Co., Inc. 9.750%,
             Debentures, 6/15/21 ................................        968
 1,000     Penney (J.C.) Co., Inc. 8.2%,
             Debentures, 8/15/22 ................................        877
                                                                      ------
                                                                       3,353
           TELECOMMUNICATIONS
             EQUIPMENT (1.1%)
 1,000     Juniper Networks, Inc. 4.750% Sub.
             Conv. Notes, 3/15/07 ...............................        613
 1,000     Lucent Technologies Inc. 7.25%,
             Notes, 7/15/06 .....................................        680
 1,000     ONI Systems Corp. 5.00% Sub.
             Conv. Notes, 10/15/05 ..............................        677
                                                                      ------
                                                                       1,970
           TELECOMMUNICATION
             SERVICES (0.4%)
 2,000     RCN Corp. Senior Discount Notes,
             (zero coupon until 10/15/02,
             11.125% thereafter) ................................        460
 1,000     RCN Corp. 10.125%, Senior Notes,
             1/15/10 ............................................        255
                                                                      ------
                                                                         715
           TIRE & RUBBER (0.6%)
 1,106     Goodyear Tire & Rubber Co. (The)
             8.125% , Notes, 3/15/03 ............................      1,120

           TRUCKING/TRANSPORTATION
             LEASING (0.7%)
 1,000     AMERCO 8.800% , Senior Notes,
             2/4/05 .............................................        927
   500     AMERCO 7.47%, Senior Notes,
             1/15/27 ............................................        474
                                                                      ------
                                                                       1,401

  PRINCIPAL
    AMOUNT                                                             VALUE
(IN THOUSANDS)                                                    (IN THOUSANDS)
--------------------------------------------------------------------------------
           WIRELESS
             NETWORKING (0.2%)
$  500     Aether Systems, Inc. 6.00% Sub.
             Conv. Notes, 3/22/05 ...............................   $    303
                                                                    --------
           TOTAL CORPORATE
             BONDS & NOTES
             (COST $22,057,000) .................................     20,807
                                                                    --------
US. TREASURY OBLIGATIONS (0.8%)
 1,500     U.S. Treasury Notes, 4.750%,
             11/15/08 ...........................................   $  1,527
                                                                    --------
           TOTAL U.S. TREASURY
             OBLIGATIONS
             (COST $1,462,000)...................................

U.S. GOVERNMENT AGENCY OBLIGATIONS (6.8%)
 5,000     Federal Home Loan Bank Bonds,
             4.875%, 4/16/04 ....................................   $  5,169
 4,000     Federal Home Loan Mortgage Corp.
             Debentures, 5.500%, 7/15/06 ........................      4,196
 2,000     Federal National Mortgage
             Association Notes, 6.625%,
             9/15/09 ............................................      2,191
 1,000     Federal Farm Credit Bank Cons.
             Med. Term Notes, 5.45%,
             12/11/13 ...........................................        993
                                                                    --------
           TOTAL U.S. GOVERNMENT
             AGENCY OBLIGATIONS
             (COST $12,070,000) .................................     12,549
                                                                    --------
           TOTAL INVESTMENT
             SECURITIES (81.3%)
             (COST $146,692,000) ................................    150,588
                                                                    --------


--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 2002
--------------------------------------------------------------------------------

                                                                      VALUE
  PRINCIPAL                                                      (IN THOUSANDS
    AMOUNT                                                      EXCEPT PER SHARE
(IN THOUSANDS)                                                       AMOUNT)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (16.1%)
  (INCLUDING ACCRUED INTEREST)
  $10,000  Collateralized by $9,556,000
             U.S. Treasury Bonds 6.125%,
             due 11/15/27, with a value of
             $10,152,000 (with UBS
             Warburg LLC, 1.82%, dated
             6/28/02, due 7/1/02, delivery
             value $10,001,517) .................................   $ 10,002
   10,000  Collateralized by $8,695,000
             U.S. Treasury Bonds
             10.375%, due 11/15/09, with
             a value of $10,194,000 (with
             State Street Bank & Trust
             Company, 1.83%, dated
             6/28/02, due 7/1/02, delivery
             value $10,001,525) .................................     10,002
    9,900  Collateralized by $7,715,000
             U.S. Treasury Bonds 8.125%,
             due 8/15/19, with a value of
             $10,103,000 (with Morgan
             Stanley Dean Witter & Co.,
             1.80%, dated 6/28/02, due
             7/1/02, delivery value
             $9,901,485) ........................................      9,901
                                                                    --------
           TOTAL REPURCHASE
             AGREEMENTS
             (COST $29,905,000) .................................     29,905
                                                                    --------
EXCESS OF CASH AND OTHER
ASSETS OVER LIABILITIES (2.6%) ..................................      4,826
                                                                    --------
NET ASSETS (100.0%) .............................................   $185,319
                                                                    ========
NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE
PER OUTSTANDING SHARE
($185,319,211 \d 24,264,898
SHARES OUTSTANDING) .............................................   $   7.64
                                                                    ========

* NON-INCOME PRODUCING.

(ADR) AMERICAN DEPOSITORY RECEIPTS.

(1) 144A SECURITY. PURSUANT TO RULE 144A UNDER THE SECURITIES ACT OF 1933, THIS SECURITY CAN ONLY BE SOLD TO QUALIFIED INSTITUTIONAL INVESTORS.


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES   STATEMENT OF OPERATIONS FOR THE
AT JUNE 30, 2002 (UNAUDITED)          SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  (IN THOUSANDS
                                                                EXCEPT PER SHARE
                                                                     AMOUNT)
                                                                ----------------
ASSETS:
Investment securities, at value
   (Cost - $146,692) ..........................................     $150,588
Repurchase agreements
   (Cost - $29,905)............................................       29,905
Cash ..........................................................           95
Receivable for securities sold ................................        5,937
Dividends and interest receivable .............................          787
Receivable for capital shares sold ............................           77
Prepaid insurance expense .....................................            8
                                                                    --------
  TOTAL ASSETS ................................................      187,397
                                                                    --------
LIABILITIES:
Payable for securities purchased ..............................        1,809
Payable for capital shares repurchased ........................           71
Accrued expenses:
 Advisory fee .................................................          105
  Service and distribution plan
     fees payable .............................................           39
  Other .......................................................           54
                                                                    --------
  TOTAL LIABILITIES ...........................................        2,078
                                                                    --------
NET ASSETS ....................................................     $185,319
                                                                    ========
NET ASSETS CONSIST OF:
Capital stock, at $1.00 par value
   (authorized 50,000,000, outstanding
   24,264,897 shares) .........................................     $ 24,265
Additional paid-in capital ....................................      142,557
Undistributed net investment income ...........................          301
Undistributed net realized gain
   on investments .............................................       14,300
Net unrealized appreciation of
   investments ................................................        3,896
                                                                    --------
NET ASSETS ....................................................     $185,319
                                                                    ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   OUTSTANDING SHARE
   ($185,319,211 \d 24,264,898
   SHARES OUTSTANDING) ........................................     $   7.64
                                                                    ========

                                                                (IN THOUSANDS)
                                                                --------------
INVESTMENT INCOME:
Interest and other ............................................     $  1,543
Dividends (Net of foreign
   withholding tax of $6) .....................................          776
                                                                    --------
  Total Income ................................................        2,319
                                                                    --------
EXPENSES:
Advisory fee ..................................................          654
Service and distribution plan fees ............................          242
Transfer agent fees ...........................................           54
Custodian fees ................................................           34
Trading service expense .......................................           31
Auditing and legal fees .......................................           26
Postage .......................................................           15
Printing ......................................................           12
Registration and filing fees ..................................           12
Directors' fees and expenses ..................................           11
Telephone .....................................................            7
Insurance, dues and other .....................................            6
                                                                    --------
     Total Expenses Before
        Custody Credits .......................................        1,104
     Less: Custody Credits ....................................           (1)
                                                                    --------
     Net Expenses .............................................        1,103
                                                                    --------
NET INVESTMENT INCOME .........................................        1,216
                                                                    --------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
     Net Realized Gain (includes $15
        gain on futures contracts) ............................       14,261
     Change in Net Unrealized
        Appreciation ..........................................      (27,373)
                                                                    --------
NET REALIZED GAIN AND CHANGE
   IN NET UNREALIZED APPRECIATION
   ON INVESTMENTS .............................................      (13,112)
                                                                    --------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS .................................................     $(11,896)
                                                                    ========


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS FOR THE
SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED) AND FOR THE YEAR ENDED
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                          SIX MONTHS
                                                                            ENDED         YEAR ENDED
                                                                        JUNE 30, 2002    DECEMBER 31,
                                                                         (UNAUDITED)         2001
                                                                          -------------------------
                                                                               (IN THOUSANDS)
OPERATIONS:
 Net investment income ...............................................    $   1,216       $   2,490
 Net realized gain on investments ....................................       14,261           2,403
 Change in net unrealized appreciation ...............................      (27,373)        (16,309)
                                                                          -------------------------
 Net decrease in net assets from operations ..........................      (11,896)        (11,416)
                                                                          -------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ...............................................       (1,034)         (2,730)
 Net realized gain from investment transactions ......................           --          (5,833)
                                                                          -------------------------
 Total distributions .................................................       (1,034)         (8,563)
                                                                          -------------------------
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares ....................................       26,915          82,242
 Net proceeds from reinvestment of distributions to shareholders .....          862           7,312
 Cost of shares repurchased ..........................................      (27,636)        (89,770)
                                                                          -------------------------
 Increase (Decrease) from capital share transactions .................          141            (216)
                                                                          -------------------------
TOTAL DECREASE IN NET ASSETS .........................................      (12,789)        (20,195)
NET ASSETS:
 Beginning of period .................................................      198,108         218,303
                                                                          -------------------------
 End of period .......................................................    $ 185,319       $ 198,108
                                                                          =========================
UNDISTRIBUTED NET INVESTMENT INCOME, AT END OF PERIOD ................    $     301       $     119
                                                                          =========================


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
16

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                          JUNE 30, 2002
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Value Line Income and Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

The Board of Directors has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.


--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(E) AMORTIZATION. In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued and is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize premium and discount on all fixed-income securities. Such amortization is included in net investment income but does not impact the net assets or the distributions of the Fund. Prior to January 1, 2001, premiums on fixed-income securities were included in realized gains and losses. The cumulative effect of this accounting change resulted in a reduction of $36,181 in the recorded cost of investments and a corresponding increase in net unrealized appreciation.


2. CAPITAL SHARE TRANSACTIONS, DIVIDENDS AND
   DISTRIBUTIONS TO SHAREHOLDERS

Transactions in capital stock were as follows (IN THOUSANDS EXCEPT PER SHARE AMOUNTS):

                                                   SIX MONTHS          YEAR
                                                     ENDED            ENDED
                                                 JUNE 30, 2002     DECEMBER 31,
                                                  (UNAUDITED)          2001
                                                 ------------------------------
Shares sold .................................         3,379           9,911
Shares issued to
   shareholders in
   reinvestment of
   dividends and
   distributions ............................           111             905
                                                 ------------------------------
                                                      3,490          10,816
Shares repurchased ..........................         3,471          10,822
                                                 ------------------------------
Net increase (decrease) .....................            19              (6)
                                                 ==============================
Dividends per share from
   net investment income ....................       $ .0425          $ .115
                                                 ==============================
Distributions per share
   from net realized gains ..................       $    --          $ .2417
                                                 ==============================


3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                    SIX MONTHS
                                                      ENDED
                                                  JUNE 30, 2002
                                                    (UNAUDITED)
                                                 ---------------
                                                  (IN THOUSANDS)
PURCHASES:
Investment Securities .......................        $111,405
                                                 ===============
SALES & REDEMPTIONS:
U.S. Treasury & Government
   Agency Obligations .......................        $ 14,406
Other Investment Securities .................         102,890
                                                 ---------------
                                                     $117,296
                                                 ===============


4. INCOME TAXES

At June 30, 2002, information on the tax components of capital is as follows:

                                                   (UNAUDITED)
                                                  (IN THOUSANDS)
                                                 ---------------
Cost of investments for tax purposes .........      $177,654
                                                 ===============
Gross tax unrealized appreciation ............      $ 11,944
Gross tax unrealized depreciation ............         9,105
                                                 ---------------
Net tax unrealized appreciation
   on investments ............................      $  2,839
                                                 ===============


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18

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES AND TRANSACTIONS WITH
   AFFILIATES

An advisory fee of $654,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended June 30, 2002. This was computed at the rate of .70% of the first $100 million of the Fund's average daily net assets plus .65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2002, fees amounting to $242,000 were paid or payable to the Distributor under this Plan. For the six months ended June 30, 2002, the Fund also reimbursed the Distributor $31,000 for trading services it performed on behalf of the Fund.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund

For the six months ended June 30, 2002, the Fund's expenses were reduced by $1,031 under a custody credit arrangement with the Custodian.

The Adviser and/or affiliated companies owned 410,945 shares of the Fund's capital stock, representing 1.7% of the outstanding shares at June 30, 2002.


--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                    SIX MONTHS
                                       ENDED                                YEARS ENDED DECEMBER 31,
                                   JUNE 30, 2002    -------------------------------------------------------------------------
                                    (UNAUDITED)        2001            2000            1999            1998           1997
                                    ----------      ----------      ----------      ----------      ----------     ----------
NET ASSET VALUE, BEGINNING
 OF PERIOD ...................      $     8.17      $     9.00      $    10.10      $     9.53      $     7.98     $     7.37
                                    ----------      ----------      ----------      ----------      ----------     ----------
 INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income ......             .05             .11             .13             .12             .10            .15
  Net gains or losses on
    securities (both realized
    and unrealized ...........            (.54)           (.58)           (.28)           2.23            2.08           1.18
                                    ----------      ----------      ----------      ----------      ----------     ----------
 Total from investment
  operations .................            (.49)           (.47)           (.15)           2.35            2.18           1.33
                                    ----------      ----------      ----------      ----------      ----------     ----------
 LESS DISTRIBUTIONS:
  Dividends from net
    investment income ........            (.04)           (.12)           (.13)           (.11)           (.10)          (.15)
  Distributions from net
    realized gains ...........              --            (.24)           (.82)          (1.67)           (.53)          (.54)
  Distributions in excess of
    realized gains ...........              --              --              --              --              --           (.03)
                                    ----------      ----------      ----------      ----------      ----------     ----------
 Total distributions .........            (.04)           (.36)           (.95)          (1.78)           (.63)          (.72)
                                    ----------      ----------      ----------      ----------      ----------     ----------
NET ASSET VALUE, END OF PERIOD      $     7.64      $     8.17      $     9.00      $    10.10      $     9.53     $     7.98
                                    ==========      ==========      ==========      ==========      ==========     ==========
TOTAL RETURN .................           -5.98%+         -5.18%          -1.63%          25.33%          27.83%         18.55%
                                    ==========      ==========      ==========      ==========      ==========     ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands) ..............      $  185,319      $  198,108      $  218,303      $  230,301      $  188,417     $  160,460
Ratio of expenses to average
 net assets ..................            1.14%*(1)       1.09%(1)         .95%(1)         .83%(1)         .87%           .87%
Ratio of net investment income
 to average net assets .......            1.26%*          1.25%           1.32%           1.19%           1.24%          1.82%
Portfolio turnover rate ......              71%+            88%             41%             64%             99%            54%

(1) RATIOS REFLECT EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN 1.08% FOR THE YEAR ENDED DECEMBER 31, 2001 AND WOULD NOT HAVE CHANGED FOR THE YEARS ENDED DECEMBER 31, 2000 AND DECEMBER 31, 1999.

 * ANNUALIZED

 + NOT ANNUALIZED.


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
20